Goodwill (Details) - Schedule of management uses a weighted average cost of capital as a discount rate	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
GEO [Member]
Goodwill (Details) - Schedule of management uses a weighted average cost of capital as a discount rate [Line Items]
Discount rate	9.00%	7.50%
LEO [Member]
Goodwill (Details) - Schedule of management uses a weighted average cost of capital as a discount rate [Line Items]
Discount rate	17.50%	17.50%
U.S. C-band clearing proceeds [Member]
Goodwill (Details) - Schedule of management uses a weighted average cost of capital as a discount rate [Line Items]
Discount rate	9.00%	7.50%